Other Income (Tables)	12 Months Ended
Jun. 30, 2024
Other Income [Abstract]
Schedule of Other Income
	Consolidated
	30 June 2024	30 June 2023
	$	$

Foreign exchange gain	3,571	54,830
Research & Development - tax incentive	143,313	263,058
Other income	146,884	317,888